Defined Benefit Plans - Summary of Fair Value of Plan Assets (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of net defined benefit liability (asset) [Line Items]
Current year service cost	€ 44	€ 43
Net interest on the net defined benefit liability (asset)	19	45
Past service cost	69	(3)
Total defined benefit expenses	132	85
Retirement Benefit Plans [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Current year service cost	38	32
Net interest on the net defined benefit liability (asset)	10	38
Past service cost	66	(3)
Total defined benefit expenses	113	68
Other Post Employment Benefit Plans [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Current year service cost	6	11
Net interest on the net defined benefit liability (asset)	9	6
Past service cost	4
Total defined benefit expenses	€ 19	€ 17